Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reconciliation of Segment Profit to Profit Before Tax from Continuing Operations

For the year ended December 31, 2016

(In millions of yen)

	Reportable segments			Corporate adjustments(1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers(2)	130,405	10,299	140,704	—	140,704
Segment profit/(loss)(3)	29,129	(4,743)	24,386	(4,489)	19,897
Depreciation and amortization expenses	4,431	669	5,100	—	5,100

(1)	Corporate adjustments mainly include difference in exchange rate under managerial accounting, other operating income and share-based compensation expenses.
(2)	The segment information for the year ended December 31, 2016 is presented based on IAS 18, while it is presented under IFRS 15 for the year ended December 31, 2018.
(3)	The amount of “Segment profit/(loss)” is equivalent to profit from operating activities on Consolidated Statement of Profit or Loss.

For the year ended December 31, 2017

(In millions of yen)

	Reportable segments			Corporate adjustments(1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers(2)	149,156	17,991	167,147	—	167,147
Segment profit/(loss)(3)	34,250	(17,674)	16,576	8,502	25,078
Depreciation and amortization expenses	6,252	897	7,149	—	7,149

(1)	Corporate adjustments mainly include other operating income and share-based compensation expenses.
(2)	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the year ended December 31, 2018.
(3)	The amount of “Segment profit/(loss)” is equivalent to profit from operating activities on Consolidated Statement of Profit or Loss.

For the year ended December 31, 2018

(In millions of yen)

	Reportable segments			Corporate adjustments(1)	Consolidated
	Core business	Strategic business	Total
Revenue from external customers	178,398	28,784	207,182	—	207,182
Segment profit/(loss)(2)	26,559	(34,931)	(8,372)	24,482	16,110
Depreciation and amortization expenses	8,832	2,303	11,135	—	11,135

(1)	Corporate adjustments mainly include other operating income and share-based compensation expenses.
(2)	The amount of “Segment profit/(loss)” is equivalent to profit from operating activities on Consolidated Statement of Profit or Loss.

Reconciliation of Segment Profit to Profit Before Tax from Continuing Operations

The reconciliation of segment profit to the profit before tax from continuing operations is as follows:

(In millions of yen)

	2016	2017	2018
Segment profit	19,897	25,078	16,110
Financial income	87	257	413
Financial costs	(65)	(26)	(519)
Share of loss of associates and joint ventures	(833)	(6,321)	(11,148)
Loss on foreign currency transactions, net	(43)	(818)	(902)
Other non-operating income	9	1,963	869
Other non-operating expenses	(1,062)	(1,988)	(1,469)

Profit before tax from continuing operations	17,990	18,145	3,354

Summary of Revenue Recognized

Revenues recognized at a point in time mainly consist of revenues from LINE Friends.

(In millions of yen)
	2016	2017	2018
Core business
Advertising
Display advertising(1)	10,448	26,609	36,221
Account advertising(2)	33,986	38,929	56,714
Other advertising(3)	10,186	10,433	15,302

Sub-total	54,620	75,971	108,237

Communication, content, and others
Communication(4)	29,290	30,225	28,527
Content(5)	44,784	40,144	38,237
Others	1,711	2,816	3,397

Subtotal	75,785	73,185	70,161

Core business total	130,405	149,156	178,398

Strategic business
Friends(6)	9,383	12,299	19,579
Others(7)	916	5,692	9,205

Strategic business total	10,299	17,991	28,784

Total	140,704	167,147	207,182

(1)	Revenues from display advertising primarily consisted of fees from advertisement on services such as Timeline and LINE NEWS.
(2)	Revenues from account advertising primarily consisted of fees from LINE Official Accounts, Sponsored Stickers and LINE Points.
(3)	Revenues from other advertising were mainly attributable to advertising revenue from livedoor, NAVER Matome and LINE Part-Time Job.
(4)	Revenues from communication were mainly attributable to sales of LINE Stickers and Creator Stickers.
(5)	Revenues from content primarily consisted of sales of LINE GAMES’s virtual items.
(6)	Friends primarily consisted of revenues from sales of character goods.
(7)	Others primarily consisted of revenues from LINE Mobile service and E-commerce.

Revenues from External Customers

Revenues from external customers classified by country or region were based on the locations of customers. Revenues attributable to communication and content have been classified based on the geographical location of the end users. Revenues attributable to advertising have been classified based on the geographical locations where the services were provided.

(In millions of yen)
	2016	2017	2018
Japan (country of domicile)	100,939	121,283	148,260
Taiwan	15,614	16,630	18,593
Others	24,151	29,234	40,329

Total	140,704	167,147	207,182

Summary of Non-current Operating Assets Classified by Country or Region

Non-current operating assets mainly consist of property and equipment and intangible assets.

(In millions of yen)
	December 31, 2017	December 31, 2018
Japan (country of domicile)	23,089	34,502
Korea	10,605	5,310
Others	5,676	7,946

Total	39,370	47,758